NOTE PAYABLE D&O INSURANCE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
NOTE PAYABLE D&O INSURANCE

7. NOTE PAYABLE D&O INSURANCE

The Company purchased D&O insurance on August 28, 2020 for $1,531,900. A down payment of $306,400 was made and the remaining balance of $1,225,500 was financed over ten months. The interest rate on the loan is 4.74%. Interest expense on this loan for the three months ended June 30, 2021 and 2020 was $3,000 and $0, respectively. Interest expense on this loan for the six months ended June 30, 2021 and 2020 was $10,300 and $0, respectively. The loan balance as of June 30, 2021 and December 31, 2020 was $0 and $741,200, respectively.

7. NOTE PAYABLE D&O INSURANCE

The Company purchased D&O insurance on August 28, 2020 for $1,531,900. A down payment of $306,400 was made and the remaining balance of $1,225,500 was financed over 10 months. The interest rate on the loan is 4.74%. Interest expense on this loan for the year ended December 31, 2020 was $16,600. The loan balance as of December 31, 2020 was $741,200.